COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies
Lease payments for office space
Year ended December 31, 2018	$52,903
Year ended December 31, 2019	26,844
Year ended December 31, 2019	$79,747